Share Capital - Schedule of Outstanding Number and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Statement Line Items [Line Items]
Outstanding, Beginning Balance	461,000	260,000
Granted/issued/acquired (Note 5)	1,002,395	241,000
Exercised/settled	(260,596)	(10,000)
Expired	(332,359)	(20,000)
Forfeited	(23,004)	(10,000)
Outstanding, Ending Balance	847,437	461,000
Exercisable, Ending Balance	548,009	270,665
Restricted Stock Units (RSUs) [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance	572,486	352,571
Granted/issued/acquired (Note 5)	337,331	369,795
Exercised/settled	(224,750)	(39,833)
Expired	(91,332)
Forfeited	(128,223)	(110,047)
Outstanding, Ending Balance	465,511	572,486
Exercisable, Ending Balance
Deferred Stock Units (DSUs) [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance	467,572	372,499
Granted/issued/acquired (Note 5)	217,264	95,073
Exercised/settled	(193,507)
Expired
Forfeited
Outstanding, Ending Balance	491,330	467,572
Exercisable, Ending Balance
Warrants [Member]
Statement Line Items [Line Items]
Outstanding, Beginning Balance	1,092,500	370,209
Granted/issued/acquired (Note 5)	1,448,488	1,092,500
Exercised/settled	(2,400)	(370,209)
Expired
Forfeited
Outstanding, Ending Balance	2,538,588	1,092,500
Exercisable, Ending Balance	2,538,588	1,092,500
Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 5.59	$ 6.34
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares	3.34	4.68
Weighted Average Exercise Price, Exercised/settled | $ / shares	1.93	2.85
Weighted Average Exercise Price, Expired | $ / shares	5.20	5.78
Weighted Average Exercise Price, Forfeited | $ / shares	4.26	4.75
Weighted Average Exercise Price, Ending Balance | $ / shares	4.21	5.59
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares	4.52	5.91
Canadian Dollars [Member] | Warrants [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price, Beginning Balance | $ / shares	7.00	2.50
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares	5.23	7.00
Weighted Average Exercise Price, Exercised/settled | $ / shares	3.45	2.50
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	6.00	7.00
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares	$ 6.00	$ 7.00